SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Events [Member]	12 Months Ended
Dec. 31, 2019 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Amount of penalty for extension of financing terms	$ 50,000
Number of share issue to existing lenders in consideration for the extension of financing terms | shares	714,286
Repayment of convertible debenture	$ 519,000